Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policy
Our Compensation Committee grants all equity awards to management, including our CEO and other executive officers. Our Board grants equity awards to independent directors based upon the recommendation of our Corporate Governance Committee. Annual awards to executives are granted based on a specified dollar amount. The number of RSUs, restricted stock award shares, and PSUs (as applicable) is based upon the closing market price of our stock on the grant date.

Award Timing Method
Equity Grant Policy
Our Compensation Committee grants all equity awards to management, including our CEO and other executive officers. Our Board grants equity awards to independent directors based upon the recommendation of our Corporate Governance Committee. Annual awards to executives are granted based on a specified dollar amount. The number of RSUs, restricted stock award shares, and PSUs (as applicable) is based upon the closing market price of our stock on the grant date.